Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net income (loss)	$ 121,411	$ (135,671)
Items not affecting cash:
Income tax (recovery) expense	(84,879)	19,386
Unrealized gain on risk management contracts	(169)	(26,587)
Depletion and depreciation	80,725	67,893
Stock-based compensation	6,344	9,808
Accretion	14,554	63,604
Foreign exchange loss (gain)	26,529	(8,967)
Gain on revaluation of warrants	(326)	(34,973)
Listing expense		106,542
Change in non-cash working capital	(19,642)	25,513
Cash provided by operating activities	144,547	86,548
Financing activities
Issuance of long-term debt, net of issuance costs		382,454
Repayment of long-term debt	(84,278)	(294,647)
Debt redemption premium	(4,214)	(19,152)
Issuance of common shares		67,115
Common shares repurchased		(41,464)
Deemed dividend on De-Spac transaction		(59,388)
De-Spac transaction costs		(34,817)
Payment of lease liabilities	(6,934)	(99)
Cash provided by (used in) financing activities	(95,426)	2
Investing activities
Property, plant and equipment expenditures	(87,404)	(33,428)
Acquisitions	(4,390)
Release of restricted cash		35,313
Change in non-cash working capital (accrued additions to PP&E)	(2,611)	(13,988)
Cash used in investing activities	(94,405)	(12,103)
Exchange rate impact on cash and cash equivalents held in foreign currency	3,178	(285)
Change in cash and cash equivalents	(42,106)	74,162
Cash and cash equivalents, beginning of year	109,525	35,363
Cash and cash equivalents, end of year	$ 67,419	$ 109,525